Taxes (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (471,200)	¥ (3,209,294)	¥ (2,290,252)
Deferred income tax expense	(21,524)	(146,597)
Income tax expense	$ (492,724)	¥ (3,355,891)	¥ (2,290,252)